December 2012 Note 21 - Company is Dependent on Few Major Suppliers	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 21 - Company is Dependent on Few Major Suppliers

The Company is dependent on third-party vendors for all of its video content production and services. In 2012 and 2011, purchases from the Company’s two largest vendors accounted for approximately 50% and 54% of direct operating costs, respectively. The Company is dependent on the ability of its vendors to provide services and content on a timely basis and on favorable pricing terms. The loss of certain suppliers could have a material adverse effect on the Company. The Company believes that its relationships with its suppliers are satisfactory.